Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 10,574	$ 12,590
Operating cash flows from finance leases	135	79
Financing cash flows from finance leases	593	426
ROU assets obtained in exchange for new lease liabilities
ROU assets obtained in exchange for new operating lease liabilities	9,959	9,811
ROU assets obtained in exchange for new finance lease liabilities	$ 4,290	$ 0